Segment And Geographic Information (Depreciation and Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 110,715	$ 116,811	$ 114,860
Property and equipment expenditures	90,964	169,813	313,462
Brazil [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	40,482	100,455	127,743
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	11,756	18,717	99,565
NOLAD [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	14,623	23,680	32,533
SLAD [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	23,623	25,423	51,337
Others [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	480	1,538	2,284
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	124,920	137,957	138,250
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	48,849	60,261	57,818
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	30,998	29,142	28,663
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	25,733	28,565	28,597
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	19,340	19,989	23,172
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	8,068	8,202	8,607
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 22,273	$ 29,348	$ 31,997